Maturities of Debt Securities Classified as Held-To-Maturity (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Due within one year	¥ 3,735
Due after one year through five years	12,090
Due after five years through ten years	822
Total	¥ 16,647